UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)

Class A Shares (NEAMX)

For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2021

Neiman Large Cap Value Fund Annual Report May 2021

Dear Shareholders:

As of March 31, 2021, Neiman Large Cap Value Fund (the “Fund”) completed its 18th year since inception. The accompanying annual report covers the most recent fiscal year from April 1, 2020 through March 31, 2021.

As of the end of the current fiscal year, the Fund had total net assets of approximately $35.9 million. The Fund had a total return for the fiscal year from April 1, 2020, through March 31, 2021, of 38.84% for the No-Load shares (NEIMX), and 30.88% for Class A shares (NEAMX), taking into account sales charges. During that same time period, the Fund’s benchmark, Standard & Poor’s 500 Index (“S&P 500 Index”), had a total return of 56.35% . Since inception on April 1, 2003, the Fund, as measured by No-Load shares, had an annualized total return of 6.89% as of March 31, 2021.

Management attributes the Fund’s performance, in comparison to that of its benchmark, to a variety of factors. The Fund utilizes a risk mitigation strategy to help participate on the upside while protecting on the downside. This strategy is three fold. The main implementation of the strategy is buying a limited number of value stocks that are selected by management’s value criteria and best judgment. The Fund’s portfolio is actively managed, meaning that stocks are added and/or removed based on management’s decision if the stock fits management’s value criteria. The second part of the strategy involves buying only dividend paying stocks, which helps build cash to give management the ability to buy more shares of stock and to also provide a yield to the Fund’s shareholders. The final part of the risk mitigation strategy involves selling covered call options on portions of each of the stocks of the Fund. Selling covered calls brings in option premiums and that cash allows management to buy more shares and also return cash as enhanced yield when doing distributions on a semi-annual basis. The return from selling calls enhanced the portfolio by approximately 0.55% for the period from April 1, 2020 through March 31, 2021.

The difference between the Fund and the benchmark S&P 500 Index is the Index is a passive managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund’s risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. Other factors that tend to reduce performance compared to the benchmark are fees and expenses incurred by the Fund to maintain its operations. In March 2020, the Fund also took a defensive nature by selling positions to capitalize on losses and wait for macroeconomic factors and clarity in the current pandemic crisis to come to light.

As of March 31, 2021, the Fund, as measured by No-Load shares, had a three-year standard deviation of 18.34%, while the S&P 500 Index exhibited a three-year standard deviation of 18.40% for the same time frame, indicating that the Fund exhibited slightly less volatility, as a measure of risk,

2021 Annual Report 1

than the benchmark. On a five-year basis, standard deviation for the Fund was 14.63%, while the benchmark was 14.89% . On a ten-year basis, standard deviation for the Fund was 12.64%, while the benchmark was 13.58% .

Thank you for your investment in the Neiman Large Cap Value Fund. We will continue to focus on our risk mitigation strategy to help protect on the downside while still participating on the upside.

Dan Neiman, President
Neiman Funds Management LLC

Writing Covered Calls: An options strategy whereby the Fund sells to a buyer the right or “option” to buy a security (known as “calling the security”) owned by the Fund at a predetermined price at some point in the future. The buyer has the right to call the security any time prior to the option’s expiration date. The option is “covered” because the Fund owns the security at the time it sells the option. The price (or “premium”) paid by the buyer for the option generates income for the Fund.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720. The Fund’s distributor is Arbor Court Capital LLC.

2021 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2021.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	38.84%	5.35%	8.31%	7.78%
Standard & Poor’s 500 Index(D)	56.35%	16.78%	16.29%	13.91%

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	30.88%	3.28%	7.04%	8.12%
Class A Shares(C) (without sales charge)*	38.84%	5.35%	8.31%	8.86%
Standard & Poor’s 500 Index(D)	56.35%	16.78%	16.29%	15.36%

Total Annual Fund Operating Expense Ratio (from 07/31/2020 Prospectus):

No-Load Shares - Gross 1.51%, Net 1.48% Class A Shares - Gross 1.76%, Net 1.48%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2021 Annual Report 3

NEIMAN LARGE CAP VALUE FUND (Unaudited)

     Neiman Large Cap Value Fund
by Sectors (as a percentage of Net Assets)

* Liabilities include Options Written.

2021 Annual Report 4

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2020 through March 31, 2021.

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2020
	October 1, 2020	March 31, 2021	to March 31, 2021

Actual	$1,000.00	$1,229.54	$8.06

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2020
	October 1, 2020	March 31, 2021	to March 31, 2021

Actual	$1,000.00	$1,229.54	$8.06

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2021 Annual Report 5

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines (Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the SEC’s website at http://www.sec.gov.

2021 Annual Report 6

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2021
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Engines & Engine Parts
7,870	Raytheon Technologies Corporation +	$608,115	1.70%
Beverages
17,100	The Coca-Cola Company	901,341	2.51%
Biological Products, (No Diagnostic Substances)
3,600	Amgen Inc. +	895,716	2.50%
Cable & Other Pay Television Services
4,800	The Walt Disney Company	885,696	2.47%
Computer Communications Equipment
19,000	Cisco Systems, Inc.	982,490	2.74%
Computer & Office Equipment
6,700	International Business Machines Corporation +	892,842	2.49%
Electronic Computers
8,200	Apple Inc.	1,001,630	2.79%
Gas & Other Services Combined
5,500	Sempra Energy +	729,190	2.03%
Hospitals & Medical Service Plans
300	Anthem, Inc. +	107,685
2,600	UnitedHealth Group, Inc. +	967,382
		1,075,067	2.99%
Industrial Inorganic Chemicals
2,500	Air Products and Chemicals, Inc.	703,350	1.96%
Miscellaneous Industrial & Commercial Machinery & Equipment
5,200	Eaton Corporation plc * +	719,056	2.00%
National Commercial Banks
4,000	The PNC Financial Services Group, Inc. +	701,640	1.95%
Petroleum Refining
8,400	Chevron Corporation +	880,236
10,800	Exxon Mobil Corp.	602,964
		1,483,200	4.14%
Pharmaceutical Preparations
5,500	Johnson & Johnson	903,925
11,700	Merck & Co.	901,953
20,000	Pfizer Inc.	724,600
		2,530,478	7.06%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
14,000	Dow Inc. +	895,160	2.50%
Radio & TV Broadcasting & Communications Equipment
4,800	QUALCOMM Incorporated	636,432	1.77%
Railroads, Line-Haul Operating
2,100	Union Pacific Corporation +	462,861	1.29%
Retail - Variety Stores
2,800	Costco Wholesale Corp.	986,944	2.75%
Rubber & Plastic Footwear
7,500	Nike Inc. Class B	996,675	2.78%
Security & Commodity Brokers, Dealers, Exchanges & Services
3,500	CME Group Inc.	714,805
6,400	Intercontinental Exchange, Inc.	714,752
		1,429,557	3.99%
Security Brokers, Dealers & Flotation Companies
1,000	BlackRock, Inc. +	753,960
10,900	The Charles Schwab Corporation	710,462
		1,464,422	4.08%

* ADR - American Depositary Receipt. + Portion or all of the security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 7

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2021
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Semiconductors & Related Devices
4,600	Analog Devices, Inc.	$713,368
4,400	Applied Materials, Inc. +	587,840
14,000	Intel Corporation	896,000
9,300	Micron Technology, Inc.	820,353
3,200	Texas Instruments Incorporated +	604,768
		3,622,329	10.10%
Services - Business Services, NEC
2,600	Accenture plc Class A (Ireland) +	718,250
4,700	Visa Inc.	995,131
		1,713,381	4.78%
Services - Computer Processing & Data Preparation
3,800	Automatic Data Processing, Inc. +	716,186	2.00%
Services - Prepackaged Software
4,200	Microsoft Corporation	990,234	2.76%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,400	Procter & Gamble Co. +	1,002,182	2.79%
Special Industry Machinery, NEC
1,100	Lam Research Corporation	654,764	1.83%
Surgical & Medical Instruments & Apparatus
4,600	3M Company +	886,328	2.47%
Telephone Communications (No Radiotelephone)
17,000	Verizon Communications Inc.	988,550	2.76%
Tobacco Products
10,200	Altria Group Inc. +	521,832
6,800	Philip Morris International, Inc.	603,432
		1,125,264	3.14%
Total for Common Stocks (Cost $24,459,153)		32,681,080	91.12%
REAL ESTATE INVESTMENT TRUSTS
6,500	Lamar Advertising Company - Class A +	610,480	1.70%
Total for Real Estate Investment Trusts (Cost $449,130)
MONEY MARKET FUNDS
2,675,004	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **	2,675,004	7.46%
Total for Money Market Funds (Cost $2,675,004)
	Total Investments	35,966,564	100.28%
	(Cost $27,583,287)
	Liabilities in Excess of Other Assets	(99,694)	-0.28%
	Net Assets	$35,866,870	100.00%

** The rate shown represents the 7-day yield at March 31, 2021. + Portion or all of the security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 8

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		March 31, 2021
Underlying Security	Call Option	Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Accenture plc Class A (Ireland)
August 20, 2021 Calls @ $320.00 ***	7	$ 193,375	$ 2,310
Altria Group Inc.
September 17, 2021 Calls @ $60.00	26	133,016	1,664
Amgen Inc.
September 17, 2021 Calls @ $280.00 ***	9	223,929	5,670
Anthem, Inc.
June 18, 2021 Calls @ $410.00	3	107,685	900
Applied Materials, Inc.
June 18, 2021 Calls @ $145.00	11	146,960	7,205
Automatic Data Processing, Inc.
August 20, 2021 Calls @ $210.00 ***	10	188,470	3,300
BlackRock, Inc.
June 18, 2021 Calls @ $820.00	3	226,188	3,279
Chevron Corporation
September 17, 2021 Calls @ $130.00	21	220,059	2,730
Dow Inc.
September 17, 2021 Calls @ $75.00	35	223,790	6,510
Eaton Corporation plc *
April 16, 2021 Calls @ $130.00	15	207,420	16,800
International Business Machines Corporation
September 17, 2021 Calls @ $155.00	17	226,542	2,720
The PNC Financial Services Group, Inc.
August 20, 2021 Calls @ $200.00	10	175,410	3,200
Procter & Gamble Co.
September 17, 2021 Calls @ $155.00	19	257,317	2,128
Raytheon Technologies Corporation
August 20, 2021 Calls @ $90.00	20	154,540	3,180
Sempra Energy
April 16, 2021 Calls @ $150.00 ***	19	251,902	380
Texas Instruments Incorporated
August 20, 2021 Calls @ $220.00	8	151,192	2,760
Union Pacific Corporation
August 20, 2021 Calls @ $260.00	5	110,205	1,395
UnitedHealth Group, Inc.
September 17, 2021 Calls @ $430.00 ***	7	260,449	4,935
3M Company
July 16, 2021 Calls @ $220.00	12	231,216	1,596
Total (Premiums Received $59,322)		$3,689,665	$ 72,662

* ADR - American Depositary Receipt. *** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2021 Annual Report 9

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2021
Assets:
Investments at Fair Value	$35,966,564
(Cost $27,583,287)
Cash	1,384
Prepaid Expenses	18,979
Receivables:
Securities Sold	2,073
Shareholder Purchases	74,834
Dividends	40,443
Total Assets	36,104,277
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $59,322)	72,662
Due to Adviser	20,852
Payable for Shareholder Redemptions	116,211
Accrued Distribution and Service (12b-1) Fees	1,050
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,632
Total Liabilities	237,407
Net Assets	$35,866,870
Net Assets Consist of:
Paid In Capital	$24,865,499
Total Distributable Earnings	11,001,371
Net Assets	$35,866,870

No-Load Shares
Net Assets	$34,192,829
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,140,501
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$29.98

Class A Shares
Net Assets	$1,674,041
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	55,838
Net Asset Value and Redemption Price Per Share	$29.98
Maximum Offering Price Per Share ($29.98/0.9425) *	$31.81

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2021 Annual Report 10

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $1,177)	$937,472
Total Investment Income	937,472

Expenses:
Management Fees	350,089
Transfer Agent Fees & Accounting Fees	46,094
Distribution and Service (12b-1) Fees - Class A	4,703
Administration Fees	30,000
Registration Expense	29,319
Audit Fees	19,000
Custody Fees	10,546
Legal Fees	9,000
Insurance Expense	7,470
Miscellaneous Expense	10,155
Printing and Postage Expense	3,709
Compliance Officer Expense	4,000
Trustees Fees	6,000
Total Expenses	530,085
Less: Expense Waiver / Expense Reimbursement	(22,769)
Net Expenses	507,316
Net Investment Income (Loss)	430,156

Net Realized and Unrealized Gain (Loss) on Investments & Options Written:
Net Realized Gain (Loss) on Investments	4,110,675
Net Realized Gain (Loss) on Options Written	133,293
Net Change In Unrealized Appreciation (Depreciation) on Investments	6,755,392
Net Change In Unrealized Appreciation (Depreciation) on Options Written	(16,659)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	10,982,701

Net Increase (Decrease) in Net Assets from Operations	$11,412,857

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 11

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2020	4/1/2019
	to	to
	3/31/2021	3/31/2020
From Operations:
Net Investment Income (Loss)	$430,156	$420,796
Net Realized Gain (Loss) on Investments	4,110,675	(1,059,819)
Net Realized Gain (Loss) on Options Written	133,293	16,858
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	6,738,733	(6,262,637)
Net Increase (Decrease) in Net Assets from Operations	11,412,857	(6,884,802)
From Distributions to Shareholders:
No-Load Shares	(429,813)	(772,533)
Class A Shares	(24,145)	(62,772)
Change in Net Assets from Distributions	(453,958)	(835,305)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	7,593,744	13,338,673
Class A Shares	59,774	303,661
Shares Issued on Reinvestment of Dividends
No-Load Shares	428,696	770,230
Class A Shares	21,743	54,315
Cost of Shares Redeemed
No-Load Shares	(14,453,207)	(7,134,732)
Class A Shares	(945,430)	(386,733)
Net Increase (Decrease) from Shareholder Activity	(7,294,680)	6,945,414
Net Increase (Decrease) in Net Assets	3,664,219	(774,693)
Net Assets at Beginning of Period	32,202,651	32,977,344
Net Assets at End of Period	$35,866,870	$32,202,651

Share Transactions:
Issued
No-Load Shares	300,085	515,615
Class A Shares	2,434	10,526
Reinvested
No-Load Shares	16,449	25,838
Class A Shares	838	1,822
Redeemed
No-Load Shares	(559,269)	(255,382)
Class A Shares	(36,454)	(14,923)
Net Increase (Decrease) in Shares	(275,917)	283,496

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2020	4/1/2019	4/1/2018	4/1/2017	4/1/2016
throughout the period:	to	to	to	to	to
	3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$21.87	$27.74	$27.31	$26.05	$25.28
Net Investment Income (Loss) (a)	0.31	0.34	0.36	0.30	0.30
Net Realized and Unrealized Gains (Losses)
on Investments (b)	8.13	(5.53)	0.80	2.82	3.04
Total from Investment Operations	8.44	(5.19)	1.16	3.12	3.34

Distributions (From Net Investment Income)	(0.33)	(0.35)	(0.30)	(0.30)	(0.32)
Distributions (From Capital Gains)	-	(0.33)	(0.43)	(1.56)	(2.25)
Total Distributions	(0.33)	(0.68)	(0.73)	(1.86)	(2.57)
Net Asset Value -
End of Period	$29.98	$21.87	$27.74	$27.31	$26.05
Total Return (c)	38.84%	(19.35)%	4.41%	12.35%	13.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$34,193	$30,255	$30,436	$25,373	$23,164
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.48%	1.53%	1.57%	1.60%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.18%	1.17%	1.23%	0.99%	1.03%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.23%	1.20%	1.31%	1.11%	1.18%
Portfolio Turnover Rate	108.93%	36.22%	18.60%	21.13%	32.11%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 13

Neiman Large Cap Value Fund

Financial Highlights - Class A
Selected data for a share outstanding	4/1/2020	4/1/2019	4/1/2018	4/1/2017	4/1/2016
throughout the period:	to	to	to	to	to
	3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$21.87	$27.74	$27.31	$26.05	$25.28
Net Investment Income (Loss) (a)	0.30	0.34	0.36	0.30	0.31
Net Realized and Unrealized Gains (Losses)
on Investments (b)	8.14	(5.53)	0.80	2.82	3.03
Total from Investment Operations	8.44	(5.19)	1.16	3.12	3.34

Distributions (From Net Investment Income)	(0.33)	(0.35)	(0.30)	(0.30)	(0.32)
Distributions (From Capital Gains)	-	(0.33)	(0.43)	(1.56)	(2.25)
Total Distributions	(0.33)	(0.68)	(0.73)	(1.86)	(2.57)
Net Asset Value -
End of Period	$29.98	$21.87	$27.74	$27.31	$26.05
Total Return (c)	38.84%	(19.35)%	4.41%	12.35%	13.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,674	$1,947	$2,541	$1,634	$1,401
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.73%	1.78%	1.82%	1.85%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.89%	0.92%	0.98%	0.74%	0.80%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.19%	1.20%	1.31%	1.11%	1.19%
Portfolio Turnover Rate	108.93%	36.22%	18.60%	21.13%	32.11%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 14

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2021

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2021, there are five series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2021, the Fund did not incur any interest or penalties.

2021 Annual Report 15

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2021 Annual Report 16

Notes to Financial Statements - continued

Equity securities (common stocks, including ADRs, and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,681,080	$0	$0	$32,681,080
Real Estate Investment Trusts	610,480	0	0	610,480
Money Market Funds	2,675,004	0	0	2,675,004
Total	$ 35,966,564	$0	$0	$35,966,564

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$56,067	$16,595	$0	$72,662
Total	$56,067	$16,595	$0	$72,662

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2021, the Adviser earned management fees totaling $350,089

2021 Annual Report 17

Notes to Financial Statements - continued

before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2021. The fee waiver will automatically terminate on July 31, 2021 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2021.

For the fiscal year ended March 31, 2021, the Adviser waived fees and/or reimbursed expenses in the amounts of $17,180 and $5,589 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $20,852 at March 31, 2021. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2021, there was $4,703 of 12b-1 fees incurred by Class A shares. As of March 31, 2021, the Fund had an accrued liability of $1,050 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2021, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the fiscal year ended March 31, 2021, Peak earned $2,973 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2021, Peak earned $2,638 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2021. Mr. D. Neiman is a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2021.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $39,129,971 and $33,907,522, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 74.98% of the Fund between the No Load Class and Class A, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2021, portfolio securities valued at $3,689,665 were held by the Fund as collateral for options written by the Fund.

For the fiscal year ended March 31, 2021, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

2021 Annual Report 18

Notes to Financial Statements - continued

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2020	100	$16,463
Options written	1,713	265,183
Options terminated in closing purchase transactions	(58)	(10,137)
Options expired	(1,048)	(138,071)
Options exercised	(450)	(74,116)
Options outstanding at March 31, 2021	257	$59,322

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered Call Options Written	Derivatives ($72,662)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2021 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Covered	Net Realized Gain		Net Change In Unrealized
Call Options	(Loss) on Options	$133,293	Appreciation (Depreciation)	($16,659)
Written	Written		on Options Written

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the fiscal year ended March 31, 2021, the Fund was not subject to any master netting arrangements.

10.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at March 31, 2021 was $27,624,388, and premiums received from options written was $59,322.

At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$8,524,236	($195,400)	$8,328,836

The tax character of distributions for the No-Load Class was as follows:

	Year ended	Year ended
	March 31, 2021	March 31, 2020
Ordinary Income:	$ 429,813	$ 393,043
Long-term Capital Gain:	–	379,490
	$ 429,813	$ 772,533

The tax character of distributions for Class A was as follows:

	Year ended	Year ended
	March 31, 2021	March 31, 2020
Ordinary Income:	$ 24,145	$ 31,955
Long-term Capital Gain:	–	30,817
	$ 24,145	$ 62,772

2021 Annual Report 19

Notes to Financial Statements - continued

As of March 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 737,828
Other Accumulated Gains (Losses)	(22,029)
Undistributed Long-Term Capital Gain	1,956,736
Unrealized Appreciation (Depreciation) - Net	8,328,836
$ 11,001,371

As of March 31, 2021, the differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales and straddles from options.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2021, the Fund had 31.26% of the value of its net assets invested in stocks within the Information Technology sector.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Annual Report 20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Large Cap Value Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and call options written, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund's auditor since 2004.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 27, 2021

2021 Annual Report 21

ADDITIONAL INFORMATION
March 31, 2021
(UNAUDITED)

1.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on March 22, 2021, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. He also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). The performance data was through the quarter ended December 31, 2020 and the month ended February 28, 2021. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ twelve month period returns, three-year annualized, five-year annualized and ten-year annualized returns were lower than the Peer Group average. The report further indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized and ten-year annualized returns were lower than the benchmark. It was noted that for the twelve month period, three-year annualized and five-year annualized returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the Peer Group and as well as consistent with their expectation compared to the S&P 500 Index after taking into account the absence of expenses for the S&P 500 Index and the strategy of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. D. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class and 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of December 31, 2020. In addition, materials submitted by the Adviser showed profitability information for the twelve month period ended December 31, 2020. The Trustees reviewed the Adviser’s profitability analysis on a pre and post indirect expenses basis. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits, even after disregarding any imputed marketing expenses, are not excessive. The Trustees then discussed the Adviser’s financial condition.

2021 Annual Report 22

Additional Information - continued

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Large Cap Value’s No Load net expense ratio (which includes acquired fund fees and expenses) of 1.48% was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.75%, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of January 1, 2020 through December 31, 2020, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s). It was noted that they have received approximately $3,448, collectively, in sales charges and trailer fees related to Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Agreement would be in the best interest of the Fund.

2.) LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended March 31, 2021, the Board and the Trust’s Liquidity Program Administrator reviewed a report from the Liquidity Program Administrator, along with the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

2021 Annual Report 23

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2021 Annual Report 24

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	5	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	President,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Treasurer,	(Chief	Portfolio Manager (2009-Present).
	Secretary	Compliance	Independent Solutions Wealth
	and Chief	Officer Since	Management, LLC, Chief
	Compliance	2004; and	Investment Officer (2015-Present)
	Officer	President	Chief Financial Officer (2012-
		Since 2019)	Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.
(2)Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	5	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

George Cossolias, CPA,	Independent	Since 2019	Partner of CWDL, CPAs (Feb. 1,	5	Blue Chip
Year of Birth: 1935	Trustee		2014 to current). President of		Investor
			Lubrication Specialists, Inc. (1996		Funds,
			to current).		PFS Funds

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	5	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000- Present).

(3)The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

2021 Annual Report 25

Board of Trustees
Darla Clark
George Cossolias, CPA
Suzanne Cowan Dimeff
Michael Lomas

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water St., Suite 830
Milwaukee, WI 53202

Distributor
Arbor Court Capital LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund

Class A Shares (NEOMX)

For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2021

Neiman Opportunities Fund Annual Report May 2021

Dear Shareholders:

As of March 31, 2021, Neiman Opportunities Fund (the “Fund”) completed its 5th full year since inception. This annual report covers the most recent fiscal year from April 1, 2020 through March 31, 2021.

The Fund invests primarily in US common stocks issued by companies of small-sized and middle-sized capitalization, often referred to as small-cap and mid-cap stocks. These are companies that are usually between $1.0 billion and $20.0 billion in market capitalization.

As of the end of the current fiscal year, the Fund had total net assets of approximately $5.3 million. The Fund had a total return for the fiscal year, from April 1, 2020, through March 31, 2021, of 22.98% (assuming load waived) and 15.93% (assuming payment of full load). During that same time period, the Fund’s benchmark, Standard & Poor’s 500 Index (“S&P 500 Index”), had a return of 56.35% .

Management attributes the Fund’s performance, by way of comparison to its benchmark, to a variety of factors. During the first half of the fiscal year, we experienced the seesaw nature of the market’s effect of the COVID-19 virus. The Fund was very defensive and held more cash than normal. The Fund was defensive for too long a time frame and reinvestment back into a fully diversified portfolio didn’t happen until Q4 2020. As we approached our fiscal year end, performance remained one of the lowest in the category and the ability to increase AUM became increasingly more difficult. As a result, management decided to close the Fund in April 2021.

The attempt to protect shareholders on the downside, while potentially participating favorably on the upside, was the goal of the Fund. But it turns out the nature of small and mid-cap stocks and the competitive nature of other managers in the space, put the Fund behind the curve when it came to what was expected in the form of both risk and return.

Thank you for the investment in our Fund,

Daniel Neiman
President
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720. The Fund’s distributor is Arbor Court Capital LLC.

2021 Annual Report 1

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2021.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	15.93%	1.15%	6.17%
CLASS A (without sales charge) (B)	22.98%	3.17%	7.43%
Standard & Poor’s 500 Index (C)	56.35%	16.78%	16.29%

Annual Fund Operating Expense Ratio (from 07/31/20 Prospectus): Class A - Gross 2.40%, Net 1.47%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2021 Annual Report 2

NEIMAN OPPORTUNITIES FUND (Unaudited)

Neiman Opportunities Fund by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2021 Annual Report 3

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2020 through March 31, 2021.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2020 to
	October 1, 2020	March 31, 2021	to March 31, 2021

Actual	$1,000.00	$1,067.72	$7.47

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2021 Annual Report 4

Neiman Opportunities Fund
	Schedule of Investments
		March 31, 2021
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
297,367 Fidelity® Investments Money Market - Government Portfolio -
Class I 0.01% *	$297,367	5.61%
Total for Money Market Funds (Cost $297,367)
Total Investments	297,367	5.61%
(Cost $297,367)
Other Assets in Excess of Liabilities	5,002,179	94.39%
Net Assets	$5,299,546	100.00%

* The rate shown represents the 7-day yield at March 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 5

Neiman Opportunities Fund

Statement of Assets and Liabilities
March 31, 2021
Assets:
Investments at Fair Value	$297,367
(Cost $297,367)
Receivables:
Due from Adviser	15,622
Dividends	2
Securities Sold	5,011,291
Shareholder Purchases	14,106
Total Assets	5,338,388
Liabilities:
Payable for Shareholder Redemptions	12,453
Accrued Distribution and Service (12b-1) Fees	1,629
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	23,760
Total Liabilities	38,842
Net Assets	$5,299,546
Net Assets Consist of:
Paid In Capital	$4,838,702
Total Distributable Earnings	460,844
Net Assets	$5,299,546

Net Assets	$5,299,546
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	436,809
Net Asset Value, Offering and Redemption Price	$12.13
Maximum Offering Price Per Share ($12.13/0.9425) *	$12.87

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2021 Annual Report 6

Neiman Opportunities Fund

Statement of Operations
For the fiscal year ended March 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax $24)	$48,670
Total Investment Income	48,670
Expenses:
Management fees	79,805
Transfer agent fees & accounting fees	28,105
Administration fees	24,500
Audit fees	20,500
Distribution and service (12b-1) fees	19,951
Registration expense	13,053
Legal fees	9,000
Custody fees	8,656
Miscellaneous expense	7,751
Trustees fees	6,000
Compliance officer expense	4,000
Insurance fees	2,040
Printing and postage expense	1,751
Total Expenses	225,112
Less: Expense Waiver / Expense Reimbursement	(109,395)
Net Expenses	115,717
Net Investment Income (Loss)	(67,047)
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	1,797,465
Net Change In Unrealized Appreciation (Depreciation) on Investments	234,714
Net Realized and Unrealized Gain (Loss) on Investments	2,032,179

Net Increase (Decrease) in Net Assets from Operations	$1,965,132

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 7

Neiman Opportunities Fund

Statements of Changes in Net Assets
	4/1/2020	4/1/2019
	to	to
	3/31/2021	3/31/2020
From Operations:
Net Investment Income (Loss)	$(67,047)	$(27,168)
Net Realized Gain (Loss) on Investments	1,797,465	249,057
Net Change in Unrealized Appreciation (Depreciation) on Investments	234,714	(1,023,364)
Increase (Decrease) in Net Assets from Operations	1,965,132	(801,475)

From Distributions to Shareholders:	(893,134)	-
From Capital Share Transactions:
Proceeds From Sale of Shares	2,534,565	3,129,616
Shares Issued on Reinvestment of Dividends	188,550	-
Cost of Shares Redeemed	(8,148,525)	(2,188,219)
Net Increase (Decrease) from Shareholder Activity	(5,425,410)	941,397
Net Increase (Decrease) in Net Assets	(4,353,412)	139,922
Net Assets at Beginning of Period	9,652,958	9,513,036
Net Assets at End of Period	$5,299,546	$9,652,958

Share Transactions:
Issued	199,064	241,994
Reinvested	14,581	-
Redeemed	(615,861)	(160,399)
Net Increase (Decrease) in Shares	(402,216)	81,595
Shares Outstanding at Beginning of Period	839,025	757,430
Shares Outstanding at End of Period	436,809	839,025

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 8

Neiman Opportunities Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2020	4/1/2019	4/1/2018	4/1/2017	4/1/2016*
	to	to	to	to	to
	3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$11.50	$12.56	$12.94	$11.13	$10.00
Net Investment Income (Loss) (a)	(0.11)	(0.03)	(0.01)	(0.05)	-	+
Net Realized and Unrealized Gains (Loss) on Investments (b)	2.88	(1.03)	(0.31)	1.94	1.13
Total from Investment Operations	2.77	(1.06)	(0.32)	1.89	1.13
Distributions (From Net Investment Income)	-	-	-	(0.01)	-
Distributions (From Capital Gains)	(2.14)	-	(0.06)	(0.07)	-
Total Distributions	(2.14)	-	(0.06)	(0.08)	-
Net Asset Value -
End of Period	$12.13	$11.50	$12.56	$12.94	$11.13
Total Return (c)	22.98%	(8.44)%	(2.49)%	17.07%	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,300	$9,653	$9,513	$8,019	$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.82%	2.38%	2.45%	3.22%	5.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	-2.21%	-1.18%	-1.11%	-2.16%	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	-0.84%	-0.25%	-0.11%	-0.39%	-0.03%
Portfolio Turnover Rate	172.54%	98.77%	97.03%	40.09%	97.93%

* The Fund and Class A commenced operations on April 1, 2016.
+ Less than +/- $0.005.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying investment companies listed in the
Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2021 Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN OPPORTUNITIES FUND
March 31, 2021

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2021, there are five series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. As of the fiscal year ended March 31, 2021, the following adjustment was recorded and was primarily attributed to the use of equalization for tax purposes:

Paid in Capital	$394,069
Total Distributable Earnings	($394,069)

2021 Annual Report 10

Notes to the Financial Statements - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are

2021 Annual Report 11

Notes to the Financial Statements - continued

traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$297,367	$0	$0	$297,367
Total	$297,367	$0	$0	$297,367

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended March 31, 2021.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the fiscal year ended March 31, 2021, the Adviser earned management fees totaling $79,805 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2021. The fee waiver will automatically terminate on July 31, 2021 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2021.

For the fiscal year ended March 31, 2021, the Adviser waived fees and/or reimbursed expenses totaling $109,395. The Adviser owed the Fund $15,622 at March 31, 2021.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2021 Annual Report 12

Notes to the Financial Statements - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2021, there were $19,951 of 12b-1 fees incurred by Class A. As of March 31, 2021, the Fund had an accrued liability of $1,629 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2021, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the fiscal year ended March 31, 2021, Peak earned $1,281 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2021, Peak earned $436 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $4,000 for his services during the fiscal year ended March 31, 2021. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2021. Mr. D. Neiman is a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,068,019 and $15,442,333, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2021, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 80.15% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2021 was $297,367.

At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$0	$0	$0

The tax character of distributions for Class A was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2021	March 31, 2020
Ordinary Income	$ 0	$ 0
Long-term Capital Gain	893,134	0
	$ 893,134	$ 0

Subsequent to March 31, 2021, the Fund paid a distribution of $1.055177 per share from short-term capital gains on April 8, 2021 to the shareholders of record on April 7, 2021.

2021 Annual Report 13

Notes to the Financial Statements - continued

As of March 31, 2021, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Accumulated Ordinary Income	$460,844
$460,844

As of March 31, 2021, there were no differences between book basis and tax basis unrealized depreciation.

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Effective April 1, 2021, the Board determined, based primarily upon the recommendations of the Adviser, to close the Fund and provide for its orderly dissolution. As of April 1, 2021, the Fund closed to new shareholders. Accordingly, the Trustees authorized the officers of the Trust to take all appropriate actions necessary for the liquidation of the Fund on or about April 9, 2021. As a result, as of April 9, 2021, all shares of the Fund were liquidated.

Management has evaluated subsequent events through the date of issuance of these financial statements and has noted no such events except for the April 8, 2021 distribution reported in Note 9 and the liquidation discussed in the preceding paragraph.

2021 Annual Report 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Opportunities Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Opportunities Fund (the "Fund"), a series of the Neiman Funds, as of March 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Neiman Funds Management LLC's investment companies since 2004.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 27, 2021

2021 Annual Report 15

ADDITIONAL INFORMATION
March 31, 2021
(UNAUDITED)

1.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on March 22, 2021, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. He also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) and the Fund’s category (the “Category”). The performance data was through the quarter ended December 31, 2020 and the month ended February 28, 2021. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Fund’s one-year returns underperformed the S&P 500 Index, the Peer Group and Category averages for the period ended December 31, 2020 but was within the range of the Category. The Trustees also reviewed other performance data points, including 3 year annualized and concluded that the Fund’s performance, while somewhat disappointing, was consistent with their range of expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund, except for Harvey Neiman’s retirement in the fourth quarter of 2020, or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets. The Adviser provided to the Trustees financial information of the Adviser dated as of December 31, 2020. In addition, materials submitted by the Adviser showed that for the 12-month period ended December 31, 2020, the Adviser had a loss with its relationship to the Fund. The Trustees then discussed the Adviser’s financial condition. Mr. D. Neiman stated that as president and an owner of the Adviser he has committed to consistently

2021 Annual Report 16

Additional Information - continued

fund the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Category and Peer Group for the Fund. The Trustees noted that the management fee of 1.00% was above the Peer Group average of 0.79%, and above the Category average of 0.74%, but below the 1.50% upper end of the Category range. The Fund’s prospectus net expense ratio (which includes acquired fund fees and expenses) of 1.47% was higher than the average prospectus net expense ratio of 1.18% for the Peer Group. The Fund’s annual report net expense ratio and prospectus net expense ratio was higher than the Category average, but within the range of the Category. Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% of the average daily net assets through July 31, 2021. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with Peak Brokerage Services, LLC and/or Registered Reps in their Peak branch office. It was noted that, for the period of January 1, 2020 through December 31, 2020, they have received approximately $1,002, collectively, in sales charges and trailer fees for the Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Management Agreement would be in the best interest of the Fund.

2.) LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended March 31, 2021, the Board and the Trust’s Liquidity Program Administrator reviewed a report from the Liquidity Program Administrator, along with the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

2021 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	5	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	President,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Treasurer,	(Chief	Portfolio Manager (2009-Present).
	Secretary	Compliance	Independent Solutions Wealth
	and Chief	Officer Since	Management, LLC, Chief
	Compliance	2004; and	Investment Officer (2015-Present)
	Officer	President	Chief Financial Officer (2012-
		Since 2019)	Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.
(2)Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	5	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

George Cossolias, CPA,	Independent	Since 2019	Partner of CWDL, CPAs (Feb. 1,	5	Blue Chip
Year of Birth: 1935	Trustee		2014 to current). President of		Investor
			Lubrication Specialists, Inc. (1996		Funds,
			to current).		PFS Funds

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	5	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000- Present).

(3)The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

2021 Annual Report 18

Board of Trustees
Darla Clark
George Cossolias, CPA
Suzanne Cowan Dimeff
Michael Lomas

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water St., Suite 830
Milwaukee, WI 53202

Distributor
Arbor Court Capital LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/2021	FYE 3/31/2020
Audit Fees	$29,000	$29,000
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$6,000
All Other Fees	1$,500	$1,500

Nature of Tax Fees: preparation of Excise Tax Statement, 1120 RIC, and review of year end dividend calculation.
Nature of All Other Fees: Review of Semi-Annual Reports for both Neiman Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/2021	FYE 3/31/2020
Registrant	$9,000	$7,500
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman Daniel Neiman President

Date: 06/01/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman Daniel Neiman President

Date: 06/01/2021

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 06/01/2021